Organization and Reorganization - Comprehensive loss of the Group's VIEs (Details) - Consolidated VIEs primary beneficiary - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Organization and Reorganization
Net revenues	¥ 15,360	¥ 34,220
Net income/ (loss)	¥ (15,250)	¥ 4,573